Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

8. Fair value of financial instruments

As of December 31, 2011, the Company measured its financial instrument under ASC Topic 825, Financial Instruments, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. It also establishes a three-level valuation hierarchy for disclosures of fair value measurement as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities,

Level 2 — other significant observable inputs for the assets or liabilities through corroborations with market data at the measurement date, and

Level 3 — significant unobservable inputs that reflect management's best estimate of what market participants would use to price the assets or liabilities at the measurement date.

Private placement warrants liability

As of December 31, 2011, the Company's sole financial instrument measured at fair value under ASC Topic 825, Financial Instruments, were the Company's warrants issued in the Private Placement, discussed previously in Note 3, "Reverse recapitalization of The W Group, private placement, reverse split and migratory merger."

The Company's liability for the warrants issued in the Private Placement is measured at fair value based on unobservable inputs, and thus is considered a Level 3 financial instrument. The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

To estimate the Fair Value the Private Placement warrants as of December 31, 2011, the Company used the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model include the fair value of the Company's common stock, exercise price, risk-free interest rate, estimated price volatility, term, and dividend yield.

Due to the limited trading activity in the Company's common stock, the fair value of our common stock was established through multiple valuation techniques, including (a) the income approach in the form of the discounted cash flow ("DCF") method and (b) the market approach in the form of (i) the guideline public company method and (ii) the merger and acquisition method.

For the guideline public company method, the Company selected a group of publicly-traded companies that are similar in size, industry, growth stage, or business model. The valuation multiples considered for providing indicated values was the ratio of enterprise value to the last twelve months and estimated future earnings before interest, income taxes, depreciation and amortization ("EBITDA") and the ratio of the market value of equity ("MVE") to the last twelve months and estimated future net income. Both enterprise value and MVE of each guideline public company were calculated based on closing stock prices as of the respective valuation date.

For the merger and acquisition method, the Company considered information available on three recent transactions involving acquisitions of companies that are similar in size, industry, or business model. The valuation multiple considered for providing indicated values was the ratio of enterprise value to the last twelve months EBITDA. The enterprise values of the acquired companies were calculated by adding the equity purchase price to the debt in place of each company's balance sheet (net of cash acquired).

After establishing the enterprise value, the Company's net outstanding debt was deducted to determine the Company's total equity value. Total equity value was then allocated among the securities that comprise the Company's capital structure using the Black-Scholes method, as described in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation" (AICPA Practice Aid). In addition to the total equity value, the Black-Scholes method utilized the following assumptions: an exercise price of $127.6 million (which reflects the public equivalent value of equity necessary for the private placement warrants to accrue value, which is calculated based on the number of the Company's common shares issued and outstanding plus the number of Private Placement Warrants, multiplied by the $13.00 per share strike price for the private placement warrants), a remaining contractual term of 4.33 years, an assessment of the risk-free interest rate of 0.6%, an anticipated volatility factor of 60.0% (representing the upper end of the range of implied volatility of publicly traded call options of benchmark companies), and a zero dividend yield.

The suggested value from the Black-Scholes method reflects a fully marketable security that is not burdened by limited marketability; however, the Company's common stock (and by extension the Private Placement warrants) does not currently have regular trading activity. Therefore, the Company considered it necessary to incorporate a discount for lack of marketability to reflect the limited liquidity associated with the Private Placement warrants.

The following table summarizes fair value measurements by level as of December 31, 2011, for the Company's financial instrument measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,270

The following table summarizes the change in the estimated fair value of the Company's Level 3 financial instrument for the year ended December 31, 2011:

Balance at December 31, 2010	$—
Private placement warrants issued	2,888
Change in the value of private placement warrants liability	382

Balance at December 31, 2011	$3,270

As of December 31, 2010, the Company did not have any assets or liabilities required to be presented on the balance sheet at fair value in accordance with ASC 825.